Financial risk management objectives and policies (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Change In Interest Rates On Financial Liabilities [Line Items]
Summary of Credit Risk Exposure on the Group's Trade Receivables

Set out below is the information about the credit risk exposure on the Group’s trade receivables using a provision matrix:

As at March 31, 2022
	Trade receivables (days past due)
	0 - 6 months*	6 -12 months	12 -18 months	> 18 months	Total
	(INR)	(INR)	(INR)	(INR)	(INR)
Gross carrying amount	17,831	14,060	3,277	11,623	46,791
Expected credit loss	233	304	103	326	966

As at March 31, 2021
	Trade receivables (days past due)
	0 - 6 months*	6 -12 months	12 -18 months	> 18 months	Total
	(INR)	(INR)	(INR)	(INR)	(INR)
Gross carrying amount	18,621	9,308	1,425	7,188	36,542
Expected credit loss	233	177	51	101	562

* included trade receivables which are not yet due.

Summary of Maturity Profile of Financial Liabilities of the Group Based on Contractual Undiscounted

The table below summarises the maturity profile of financial liabilities of the Group based on contractual undiscounted payments:

As at March 31, 2022	On demand	Less than 3 months	3 to 12 months	1 to 5 years	> 5 years	Total
	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)
Borrowings
Non convertible debentures (secured)*	—	—	—	90,763	5,402	96,165
Compulsorily convertible debentures*	—	—	—	346	616	962
Term loan from banks*	—	—	—	47,780	38,733	86,513
Loans from financial institutions*	—	—	—	60,623	109,100	169,723
Senior secured notes*	—	—	—	81,356	84,636	165,993
Short term interest-bearing loans and borrowings
Acceptances (secured)	—	3,686	919	—	—	4,605
Buyer's / supplier's credit (secured)	—	—	5,400	—	—	5,400
Working capital term loan (secured)	—	2,750	1,730	—	—	4,480
Other financial liabilities
Lease liabilities	—	148	338	1,334	9,370	11,190
Current maturities of long term interest-bearing loans and borrowings*	653	8,930	76,132	—	—	85,715
Interest accrued but not due on borrowings	—	384	1,437	—	—	1,821
Interest accrued but not due on debentures	—	1,233	804	—	—	2,037
Capital creditors	—	11,036	—	—	—	11,036
Purchase consideration payable	—	88	—	—	—	88
Trade payables
Trade payables	—	5,613	—	—	—	5,613

As at March 31, 2021	On demand	Less than 3 months	3 to 12 months	1 to 5 years	> 5 years	Total
	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)
Borrowings (other than CCPS)#
Non convertible debentures (secured)*	—	—	—	71,507	48,560	120,066
Compulsorily convertible debentures*	—	—	—	349	700	1,050
Term loan from banks*	—	—	—	26,929	45,804	72,733
Loans from financial institutions*	—	—	—	46,968	106,625	153,593
Senior secured notes*	—	—	—	85,989	21,242	107,231
Short term interest-bearing loans and borrowings
Acceptances (secured)	—	1,788	381	—	—	2,169
Buyer's / supplier's credit (secured)	—	—	2,962	—	—	2,962
Working capital term loan (secured)	—	175	5,350	—	—	5,525
Other financial liabilities
Lease liabilities	—	90	240	878	5,332	6,540
Current maturities of long term interest-bearing loans and borrowings*	11,088	9,960	36,422	—	—	57,470
Interest accrued but not due on borrowings	—	1,116	612	—	—	1,728
Interest accrued but not due on debentures	—	894	275	—	132	1,301
Capital creditors	—	9,001	—	—	—	9,001
Purchase consideration payable	—	191	—	—	—	191
Financial guarantee contracts@	4,900	—	—	—	—	4,900
Trade payables
Trade payables	—	3,245	—	—	—	3,245

# The Company has issued Compulsorily convertible preference shares, which are mandatorily convertible into equity shares. These CCPS are excluded from maturity profile of financial liabilities since there is no cash outflow involved. These CCPS were subsequently converted to equity shares of RPPL in July 2021.

* Including future interest payments.

@ Based on the maximum amount that can be called for under the financial guarantee contracts.

Interest rate risk
Disclosure Of Change In Interest Rates On Financial Liabilities [Line Items]
Summary of Changes interest Rates and Foreign currency sensitivity Exchange Rates

The following table demonstrates the sensitivity to a reasonable possible change in interest rates on financial liabilities, i.e. floating interest rate borrowings in INR and USD. Interest rate sensitivity has been calculated for borrowings with floating rate of interest. For borrowings with fixed rate of interest sensitivity disclosure has not been made. With all other variables held constant, the Group's profit before tax is affected through the impact on financial liabilities, as follows:

	For the year ended March 31,
	2020		2021		2022
	Increase / decrease in basis points	Effect on profit before tax	Increase / decrease in basis points	Effect on profit before tax	Increase / decrease in basis points	Effect on profit before tax
INR	+/(-) 50	(-)/+ 615	+/(-) 50	(-)/+ 646	+/(-) 50	(-)/+ 361